As filed with the Securities and Exchange Commission on February
12, 1999
                                    Securities Act File No. 33-27352
                            Investment Company Act File No. 811-5780

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                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

   Pre-Effective Amendment No.

   Post-Effective Amendment No.  25                                  X

REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940                                               X

   Amendment No.  28


                        ENDEAVOR SERIES TRUST
         (Exact Name of Registrant as Specified in Charter)

                 2101 East Coast Highway, Suite 300
                  Corona del Mar, California 92625
                ------------------------------------
         (Address of Principal Executive Offices) (Zip Code)

  Registrant's Telephone Number, Including Are Code: (800) 854-8393
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                     Vincent J. McGuinness, Jr.
                      -------------------------
                              President
                        Endeavor Series Trust
2101 East Coast Highway, Suite 300, Corona del Mar, California 92625
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               (Name and Address of Agent for Service)
               ---------------------------------------

                             Copies to:
                       Robert N. Hickey, Esq.
                      Sullivan & Worcester LLP
        1025 Connecticut Avenue, N.W. Washington, D.C. 20036
       ------------------------------------------------------

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b)
        on              pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on ____________ pursuant to paragraph (a)(1)
 X      75 days after filing pursuant to paragraph (a)(2)
        on _____________ pursuant to paragraph (a)(2) of Rule 485
        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
_________________________________________

The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Endeavor Janus Growth Portfolio, Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio), Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio), T. Rowe Price International Stock Portfolio (formerly, Global Growth Portfolio), Endeavor Value Equity Portfolio (formerly, Value Equity Portfolio), Dreyfus Small Cap Value Portfolio (formerly, Quest for Value Small Cap Portfolio), Dreyfus U.S. Government Securities Portfolio (formerly, U.S. Government Securities Portfolio), T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio (formerly, Opportunity Value Portfolio), Endeavor Enhanced Index Portfolio (formerly, Enhanced Index Portfolio), Endeavor Select 50 Portfolio (formerly, Select 50 Portfolio) and Endeavor High Yield Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Select 50 Portfolio and Endeavor High Yield Portfolio for the fiscal year ended December 31, 1998 is expected to be filed on or about March 31, 1999.

                        ENDEAVOR SERIES TRUST


   This filing incorporates by reference the information contained in Post-Effective Amendment No. 24 to its registration statement as filed with the Securities and Exchange Commission on November 25, 1998 as Accession #0000908737-98-000825.

                       ENDEAVOR SERIES TRUST

                              PART C


                            SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, ENDEAVOR SERIES TRUST, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Corona del Mar, State of California on the 12th day of February, 1999.

                            ENDEAVOR SERIES TRUST
                                 Registrant


                            By: /s/ Vincent J. McGuinness, Jr.*
                                 President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



Signature
Title
Date



/s/Vincent J. McGuinness, Jr.*
Vincent J. McGuinness, Jr.


President (principal
executive officer),
Chief Financial Officer
(Treasurer) (Principal
financial and
accounting officer),
Trustee
February 12, 1999


/s/Vincent J. McGuinness*
Vincent J. McGuinness
Trustee
February 12, 1999


/s/Timothy A. Devine*
Timothy A. Devine
Trustee
February 12, 1999


/s/Thomas J. Hawekotte*
Thomas J. Hawekotte
Trustee
February 12, 1999


/s/Steven L. Klosterman*
Steven L. Klosterman

Trustee
February 12, 1999


/s/Halbert D. Lindquist*
Halbert D. Lindquist
Trustee
February 12, 1999


/s/Keith H. Wood*
Keith H. Wood
Trustee
February 12, 1999


/s/Peter F. Muratore*
Peter F. Muratore
Trustee
February 12, 1999


*By: /s/Robert N. Hickey
     Robert N. Hickey
     Attorney-in-fact